UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)         (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Corporate Leaders® 100 Fund

Voya Global Multi-Asset Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Small Company Fund

The schedules are not audited.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 13.9%
12,454	@	Amazon.com, Inc.	10,524,128	1.0
271,878		Comcast Corp. – Class A	10,173,675	1.0
779,061		Ford Motor Co.	9,761,634	1.0
271,143		General Motors Co.	9,988,908	1.0
70,527		Home Depot, Inc.	10,220,068	1.0
133,558		Lowe's Cos, Inc.	9,932,709	1.0
77,597		McDonald's Corp.	9,905,257	1.0
186,604		Nike, Inc.	10,666,285	1.1
6,439	@	Priceline.com, Inc.	11,101,673	1.1
169,176		Starbucks Corp.	9,621,039	0.9
131,203		Target Corp.	7,710,800	0.8
98,542		Time Warner, Inc.	9,677,810	1.0
336,915		Twenty-First Century Fox, Inc. - Class A	10,080,497	1.0
91,126		Walt Disney Co.	10,032,061	1.0
			139,396,544	13.9

		Consumer Staples: 12.1%
140,428		Altria Group, Inc.	10,520,866	1.0
229,038		Coca-Cola Co.	9,610,434	1.0
144,604		Colgate-Palmolive Co.	10,553,200	1.1
59,133		Costco Wholesale Corp.	10,477,185	1.0
120,608		CVS Health Corp.	9,718,593	1.0
108,359		Kraft Heinz Co.	9,915,932	1.0
212,488		Mondelez International, Inc.	9,332,473	0.9
90,753		PepsiCo, Inc.	10,017,316	1.0
103,871		Philip Morris International, Inc.	11,358,294	1.1
112,959		Procter & Gamble Co.	10,287,176	1.0
114,135		Walgreens Boots Alliance, Inc.	9,858,981	1.0
137,569		Wal-Mart Stores, Inc.	9,757,769	1.0
			121,408,219	12.1

		Energy: 6.3%
80,869		Chevron Corp.	9,097,762	0.9
188,524		ConocoPhillips	8,968,087	0.9
105,457		Exxon Mobil Corp.	8,575,763	0.8
176,313		Halliburton Co.	9,425,693	0.9
458,957		Kinder Morgan, Inc.	9,780,374	1.0
133,073		Occidental Petroleum Corp.	8,722,935	0.9
113,159		Schlumberger Ltd.	9,093,457	0.9
			63,664,071	6.3

		Financials: 14.9%
128,272		Allstate Corp.	10,538,827	1.1
128,896		American Express Co.	10,319,414	1.0
145,465		American International Group, Inc.	9,298,123	0.9
433,088		Bank of America Corp.	10,688,612	1.1
201,267		Bank of New York Mellon Corp.	9,487,726	0.9
58,437	@	Berkshire Hathaway, Inc. – Class B	10,017,270	1.0
25,141		Blackrock, Inc.	9,741,132	1.0
109,380		Capital One Financial Corp.	10,266,407	1.0
160,458		Citigroup, Inc.	9,596,993	1.0
40,004		Goldman Sachs Group, Inc.	9,923,392	1.0
110,932		JPMorgan Chase & Co.	10,052,658	1.0
177,100		Metlife, Inc.	9,287,124	0.9
226,049		Morgan Stanley	10,323,658	1.0
185,730		US Bancorp	10,215,150	1.0
173,742		Wells Fargo & Co.	10,056,187	1.0
			149,812,673	14.9

		Health Care: 15.3%
248,707		Abbott Laboratories	11,211,712	1.1
151,888		AbbVie, Inc.	9,392,754	0.9
45,983		Allergan plc	11,257,558	1.1
64,474		Amgen, Inc.	11,381,595	1.1
33,197	@	Biogen, Inc.	9,580,654	1.0
161,766		Bristol-Myers Squibb Co.	9,173,750	0.9
81,485	@	Celgene Corp.	10,064,212	1.0
121,811		Danaher Corp.	10,420,931	1.0
129,528		Eli Lilly & Co.	10,726,214	1.1
132,095		Gilead Sciences, Inc.	9,310,056	0.9
82,501		Johnson & Johnson	10,082,447	1.0
133,184		Medtronic PLC	10,775,918	1.1
161,382		Merck & Co., Inc.	10,630,232	1.1
293,258		Pfizer, Inc.	10,005,963	1.0
59,166		UnitedHealth Group, Inc.	9,784,873	1.0
			153,798,869	15.3

		Industrials: 12.8%
53,406		3M Co.	9,952,208	1.0
61,200		Boeing Co.	11,030,076	1.1
102,133		Caterpillar, Inc.	9,872,176	1.0
169,537		Emerson Electric Co.	10,189,174	1.0
50,967		FedEx Corp.	9,835,612	1.0
55,009		General Dynamics Corp.	10,441,258	1.0
300,472		General Electric Co.	8,957,070	0.9
82,139		Honeywell International, Inc.	10,226,306	1.0
38,023		Lockheed Martin Corp.	10,136,171	1.0
66,448		Raytheon Co.	10,242,959	1.0
91,247		Union Pacific Corp.	9,849,201	1.0
82,868		United Parcel Service, Inc. - Class B	8,764,120	0.9
86,188		United Technologies Corp.	9,700,459	0.9
			129,196,790	12.8

		Information Technology: 14.1%
81,430		Accenture PLC	9,975,175	1.0
12,174	@	Alphabet, Inc. - Class C	10,021,759	1.0
81,626		Apple, Inc.	11,181,946	1.1
312,803		Cisco Systems, Inc.	10,691,607	1.1
81,892	@	Facebook, Inc.	11,099,642	1.1
57,191		International Business Machines Corp.	10,284,086	1.0
259,901		Intel Corp.	9,408,416	0.9
91,818		Mastercard, Inc.	10,142,216	1.0
151,478		Microsoft Corp.	9,691,562	1.0
246,264		Oracle Corp.	10,488,384	1.0
238,437	@	PayPal Holdings, Inc.	10,014,354	1.0

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
144,276	Qualcomm, Inc.	$8,148,708	0.8
128,496	Texas Instruments, Inc.	9,845,363	1.0
121,639	Visa, Inc. - Class A	10,696,934	1.1
		141,690,152	14.1

	Materials: 3.1%
165,935	Dow Chemical Co.	10,331,113	1.1
129,088	Du Pont E I de Nemours & Co.	10,138,572	1.0
90,657	Monsanto Co.	10,319,486	1.0
		30,789,171	3.1

	Real Estate: 1.0%
54,143	Simon Property Group, Inc.	9,983,969	1.0

	Telecommunication Services: 1.8%
223,347	AT&T, Inc.	9,333,671	0.9
177,298	Verizon Communications, Inc.	8,799,300	0.9
		18,132,971	1.8

	Utilities: 4.0%
122,123	Duke Energy Corp.	10,081,254	1.0
266,739	Exelon Corp.	9,791,989	1.0
79,282	NextEra Energy, Inc.	10,385,942	1.0
192,991	Southern Co.	9,807,802	1.0
		40,066,987	4.0

	Total Common Stock
	(Cost $699,995,237)	997,940,416	99.3

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
6,543,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $6,543,000)	6,543,000	0.7

	Total Short-Term Investments
	(Cost $6,543,000)	6,543,000	0.7

	Total Investments in Securities (Cost $706,538,237)	$1,004,483,416	100.0
	Assets in Excess of Other Liabilities	20,534	0.0
	Net Assets	$1,004,503,950	100.0

††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $715,460,313.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$302,014,168
Gross Unrealized Depreciation	(12,991,065)

Net Unrealized Appreciation	$289,023,103

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$997,940,416	$–	$–	$997,940,416
Short-Term Investments	6,543,000	–	–	6,543,000
Total Investments, at fair value	$1,004,483,416	$–	$–	$1,004,483,416
Other Financial Instruments+
Futures	110,319	–	–	110,319
Total Assets	$1,004,593,735	$–	$–	$1,004,593,735

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2017, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	32	03/17/17	$3,780,480	$110,319
			$3,780,480	$110,319

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Corporate Leaders® 100 Fund as of February 28, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$110,319
Total Asset Derivatives		$110,319

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.0%
77,999	iShares MSCI EAFE Index Fund	4,706,460	3.0
83,232	iShares Russell 1000 Growth Index Fund	9,386,072	6.0
120,878	iShares Russell 1000 Value Index Fund	14,100,419	9.0
66,263	SPDR Trust Series 1	15,669,211	10.0

	Total Exchange-Traded Funds
	(Cost $39,920,927)	43,862,162	28.0

MUTUAL FUNDS: 71.1%
	Affiliated Investment Companies: 68.6%
633,575	Voya Floating Rate Fund - Class I	6,304,074	4.0
2,819,902	Voya Global Bond Fund - Class R6	27,522,242	17.6
80,779	Voya Global Real Estate Fund - Class R6	1,563,081	1.0
1,159,870	Voya High Yield Bond Fund - Class R6	9,476,141	6.0
403,496	Voya Large Cap Value Fund - Class R6	5,495,609	3.5
108,901	Voya Large-Cap Growth Fund - Class R6	3,912,829	2.5
185,397	@ Voya MidCap Opportunities Fund - Class R6	4,679,416	3.0
762,542	Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,808,425	5.0
1,500,644	Voya Multi-Manager International Equity Fund - Class I	15,696,741	10.0
1,664,321	Voya Multi-Manager International Factors Fund - Class I	15,694,551	10.0
403,866	Voya Multi-Manager Mid Cap Value Fund - Class I	4,680,805	3.0
77,582	Voya Real Estate Fund - Class R6	1,560,949	1.0
174,635	Voya Small Company Fund - Class R6	3,103,262	2.0
		107,498,125	68.6

	Unaffiliated Investment Companies: 2.5%
773,318	@ Credit Suisse Commodity Return Strategy Fund - Class I	3,951,657	2.5

	Total Mutual Funds
	(Cost $102,704,294)	111,449,782	71.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,517	Chase Funding Trust Series 2003-5 2A2, 1.378%, 07/25/33	2,365	0.0
61,949	# Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 6.020%, 12/25/37	64,536	0.0
875	RAMP Series Trust 2003-RS5 AIIB, 1.398%, 06/25/33	831	0.0

	Total Asset-Backed Securities
	(Cost $65,339)	67,732	0.0

	Total Long-Term Investments
	(Cost $142,690,560)	155,379,676	99.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,062,238	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $1,062,238)	1,062,238	0.7

	Total Short-Term Investments
	(Cost $1,062,238)	1,062,238	0.7

	Total Investments in Securities (Cost $143,752,798)	$156,441,914	99.8
	Assets in Excess of Other Liabilities	315,250	0.2
	Net Assets	$156,757,164	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $146,834,963.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,954,081
Gross Unrealized Depreciation	(3,347,130)

Net Unrealized Appreciation	$9,606,951

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,862,162	$–	$–	$43,862,162
Mutual Funds	111,449,782	–	–	111,449,782
Short-Term Investments	1,062,238	–	–	1,062,238
Asset-Backed Securities	–	67,732	–	67,732
Total Investments, at fair value	$156,374,182	$67,732	$–	$156,441,914
Other Financial Instruments+
Futures	60,054	–	–	60,054
Total Assets	$156,434,236	$67,732	$–	$156,501,968
Liabilities Table
Other Financial Instruments+
Futures	$(129,906)	$–	$–	$(129,906)
Total Liabilities	$(129,906)	$–	$–	$(129,906)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$6,451,492	$652,682	$(909,262)	$109,162	$6,304,074	$198,960	$(26,563)	$-
Voya Global Bond Fund - Class R6	28,544,318	3,726,722	(4,616,794)	(132,004)	27,522,242	415,177	(87,212)	-
Voya Global Real Estate Fund - Class R6	1,571,504	222,236	(161,807)	(68,852)	1,563,081	48,740	26,562	4,129
Voya High Yield Bond Fund - Class I	11,259,502	111,577	(10,813,488)	(557,591)	–	113,515	254	-
Voya High Yield Bond Fund - Class R6	–	11,005,679	(2,568,060)	1,038,522	9,476,141	298,703	87,296	-
Voya Large Cap Value Fund - Class R6	3,830,591	3,644,636	(2,546,322)	566,704	5,495,609	78,019	108,440	-
Voya Large-Cap Growth Fund - Class R6	3,965,474	4,044,244	(3,433,469)	(663,420)	3,912,829	21,177	783,724	171,666
Voya MidCap Opportunities Fund - Class R6	4,884,864	293,376	(563,144)	64,320	4,679,416	–	164,916	260,912
Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,762,051	496,476	(1,638,716)	1,188,614	7,808,425	88,390	(20,069)	-
Voya Multi-Manager International Equity Fund - Class I	14,223,283	3,576,033	(2,368,651)	266,076	15,696,741	279,953	(2,499)	-
Voya Multi-Manager International Factors Fund - Class I	14,224,124	2,686,827	(2,175,652)	959,252	15,694,551	239,339	(92,209)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,803,017	253,580	(1,047,430)	671,638	4,680,805	57,135	(107,217)	79,072
Voya Real Estate Fund - Class R6	1,622,336	296,917	(304,058)	(54,246)	1,560,949	34,315	4,325	77,253
Voya Small Company Fund - Class R6	3,263,213	216,417	(554,540)	178,172	3,103,262	8,149	243,738	186,624
	$106,405,769	$31,227,402	$(33,701,393)	$3,566,347	$107,498,125	$1,881,572	$1,083,486	$779,656

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2017, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	100	03/17/17	$4,654,000	$60,054
Tokyo Price Index (TOPIX)	17	03/09/17	2,321,243	(28,141)
			$6,975,243	$31,913
Short Contracts
Mini MSCI EAFE Index	(54)	03/17/17	(4,712,850)	(24,354)
S&P 500 E-Mini	(19)	03/17/17	(2,244,660)	(77,411)
			$(6,957,510)	$(101,765)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Global Multi-Asset Fund as of February 28, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$60,054
Total Asset Derivatives		$60,054

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$129,906
Total Liability Derivatives		$129,906

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 10.9%
16,602		Aarons, Inc.	452,903	0.3
72,886		American Eagle Outfitters, Inc.	1,155,243	0.7
22,935		Big Lots, Inc.	1,177,483	0.7
24,939		Brunswick Corp.	1,493,597	0.9
32,079		CalAtlantic Group, Inc.	1,133,351	0.7
20,643		Cheesecake Factory	1,260,255	0.8
23,375		Chico's FAS, Inc.	338,470	0.2
9,262		Cinemark Holdings, Inc.	387,800	0.2
1,313	L	Cracker Barrel Old Country Store, Inc.	211,380	0.1
54,389		Dana, Inc.	1,027,408	0.6
4,986		DeVry Education Group, Inc.	160,300	0.1
19,195		Dick's Sporting Goods, Inc.	939,595	0.6
9,019		Domino's Pizza, Inc.	1,711,896	1.0
9,935		Foot Locker, Inc.	751,781	0.5
14,063		GameStop Corp.	343,700	0.2
49,201		Gentex Corp.	1,034,697	0.6
8,420	@	Helen of Troy Ltd.	822,634	0.5
5,750		Jack in the Box, Inc.	538,833	0.3
4,448		John Wiley & Sons, Inc.	232,186	0.1
10,782		Papa John's International, Inc.	850,915	0.5
4,151		Pool Corp.	476,161	0.3
8,336		Thor Industries, Inc.	923,796	0.6
3,958		Vail Resorts, Inc.	717,110	0.4
4,035	@	Vista Outdoor, Inc.	81,628	0.0
			18,223,122	10.9

		Consumer Staples: 4.2%
30,172	@	Blue Buffalo Pet Products, Inc.	737,404	0.4
5,915		Casey's General Stores, Inc.	677,741	0.4
17,563		Church & Dwight Co., Inc.	875,340	0.5
17,271		Energizer Holdings, Inc.	947,487	0.6
11,637		Ingredion, Inc.	1,406,797	0.9
9,238		Lamb Weston Holdings, Inc.	362,037	0.2
17,401	@	Post Holdings, Inc.	1,424,620	0.9
9,106	@	United Natural Foods, Inc.	392,013	0.2
3,318	@	WhiteWave Foods Co.	182,755	0.1
			7,006,194	4.2

		Energy: 3.0%
33,517	L	Consol Energy, Inc.	521,860	0.3
9,119	@	Dril-Quip, Inc.	559,451	0.3
15,359		Ensco PLC	149,597	0.1
9,109		EQT Corp.	545,538	0.3
14,763	@	Gulfport Energy Corp.	255,990	0.2
31,554		Nabors Industries Ltd.	461,950	0.3
72,672	@	QEP Resources, Inc.	999,967	0.6
49,344	@	Rowan Companies PLC	894,113	0.5
22,853	L	SM Energy Co.	563,326	0.4
			4,951,792	3.0

		Financials: 16.7%
283	@	Alleghany Corp.	182,761	0.1
7,028		Arthur J. Gallagher & Co.	400,245	0.2
4,205		Aspen Insurance Holdings Ltd.	235,690	0.1
15,837		Bank of the Ozarks, Inc.	866,759	0.5
2,083		CBOE Holdings, Inc.	162,578	0.1
22,844		Chemical Financial Corp.	1,216,900	0.7
5,523		Cullen/Frost Bankers, Inc.	510,712	0.3
30,112		East West Bancorp, Inc.	1,629,661	1.0
13,452		Eaton Vance Corp.	627,267	0.4
7,688		Everest Re Group Ltd.	1,807,756	1.1
33,359		First American Financial Corp.	1,303,336	0.8
1,629		Hanover Insurance Group, Inc.	146,643	0.1
17,583		Hartford Financial Services Group, Inc.	859,633	0.5
80,475		Janus Capital Group, Inc.	1,018,814	0.6
52,961		Keycorp	994,078	0.6
23,941		Lazard Ltd.	1,030,899	0.6
7,366		MarketAxess Holdings, Inc.	1,438,064	0.9
10,616		MB Financial, Inc.	477,932	0.3
2,657		MSCI, Inc. - Class A	251,326	0.2
43,855		Old Republic International Corp.	908,237	0.6
17,941		PacWest Bancorp	988,549	0.6
16,471		Primerica, Inc.	1,330,033	0.8
4,360		Prosperity Bancshares, Inc.	324,994	0.2
2,434		Raymond James Financial, Inc.	191,215	0.1
11,761		Reinsurance Group of America, Inc.	1,529,636	0.9
10,947	@	Signature Bank	1,724,262	1.0
26,246	@	SLM Corp.	314,690	0.2
9,228	@	Stifel Financial Corp.	497,943	0.3
7,705	@	SVB Financial Group	1,470,807	0.9
61,642		TCF Financial Corp.	1,072,571	0.6
15,536		TD Ameritrade Holding Corp.	607,458	0.4
20,728		Umpqua Holdings Corp.	389,894	0.2
18,555	L	Waddell & Reed Financial, Inc.	356,998	0.2
17,837	@	Western Alliance Bancorp.	921,103	0.6
			27,789,444	16.7

		Health Care: 7.4%
7,426	@	Abiomed, Inc.	876,045	0.5
6,900	@	Align Technology, Inc.	709,044	0.4
8,303	@	Centene Corp.	585,362	0.4

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
5,224	@	Charles River Laboratories International, Inc.	$454,331	0.3
28,292		Healthsouth Corp.	1,197,317	0.7
9,594		Hill-Rom Holdings, Inc.	637,521	0.4
3,153	@	Idexx Laboratories, Inc.	456,996	0.3
7,384	@	Mednax, Inc.	525,667	0.3
15,647	@	Molina Healthcare, Inc.	759,036	0.5
13,325	@	NuVasive, Inc.	996,177	0.6
6,488		Owens & Minor, Inc.	234,087	0.1
2,511	@	Parexel International Corp.	162,437	0.1
15,335	@	Prestige Brands Holdings, Inc.	868,268	0.5
3,191		Resmed, Inc.	229,848	0.1
8,992		STERIS PLC	630,609	0.4
3,496	@	United Therapeutics Corp.	516,429	0.3
5,776	@	VCA, Inc.	525,038	0.3
10,093	@	WellCare Health Plans, Inc.	1,425,132	0.9
9,385		Zoetis, Inc.	500,314	0.3
			12,289,658	7.4

		Industrials: 14.2%
10,235		Alaska Air Group, Inc.	1,001,188	0.6
7,351		Carlisle Cos., Inc.	759,358	0.5
3,234		Cummins, Inc.	480,217	0.3
14,664		Curtiss-Wright Corp.	1,434,579	0.9
6,727		Deluxe Corp.	495,040	0.3
2,368		EMCOR Group, Inc.	145,585	0.1
4,533		EnerSys	347,817	0.2
2,646	@	Esterline Technologies Corp.	235,229	0.1
11,073	@	FTI Consulting, Inc.	445,577	0.3
4,570	@	Genesee & Wyoming, Inc.	338,820	0.2
9,878		Herman Miller, Inc.	294,364	0.2
1,742		HNI Corp.	79,818	0.0
8,932		Huntington Ingalls Industries, Inc.	1,951,642	1.2
5,495		IDEX Corp.	506,584	0.3
58,674	@	JetBlue Airways Corp.	1,171,133	0.7
5,537	@	KLX, Inc.	278,732	0.2
13,532		Lincoln Electric Holdings, Inc.	1,139,530	0.7
14,071		Manpowergroup, Inc.	1,365,450	0.8
23,785		Masco Corp.	803,457	0.5
11,493		MSC Industrial Direct Co.	1,156,081	0.7
11,318		Nordson Corp.	1,358,613	0.8
2,134	@	Old Dominion Freight Line	195,816	0.1
2,181		Orbital ATK, Inc.	201,568	0.1
15,806	@	Quanta Services, Inc.	589,880	0.4
17,937		Regal-Beloit Corp.	1,335,410	0.8
3,733		Stanley Black & Decker, Inc.	474,651	0.3
5,632	@	Teledyne Technologies, Inc.	740,101	0.4
15,288		Terex Corp.	477,597	0.3
31,143		Timken Co.	1,376,521	0.8
26,229		Toro Co.	1,579,248	0.9
8,748		Wabtec Corp.	700,890	0.4
2,362		Woodward, Inc.	166,403	0.1
			23,626,899	14.2

		Information Technology: 18.1%
13,950	@	Advanced Micro Devices, Inc.	201,717	0.1
6,872		Amphenol Corp.	475,611	0.3
1,734	@	ANSYS, Inc.	185,122	0.1
52,261	@	ARRIS International PLC	1,348,334	0.8
12,241	@	Arrow Electronics, Inc.	883,800	0.5
16,384		Belden, Inc.	1,157,530	0.7
11,420		Broadridge Financial Solutions, Inc. ADR	791,749	0.5
58,872		Brocade Communications Systems, Inc.	724,714	0.4
9,333	@	Cadence Design Systems, Inc.	288,390	0.2
16,838		CDK Global, Inc.	1,118,548	0.7
52,607	@	Ciena Corp.	1,385,668	0.8
19,658	@	Cirrus Logic, Inc.	1,063,105	0.6
20,926	@	Commvault Systems, Inc.	1,026,420	0.6
4,024		Computer Sciences Corp.	275,885	0.2
10,892		Convergys Corp.	238,317	0.1
8,662	@	CoreLogic, Inc.	339,464	0.2
10,116	@	Electronic Arts, Inc.	875,034	0.5
9,987		Fair Isaac Corp.	1,299,009	0.8
22,984	@	Fortinet, Inc.	858,452	0.5
4,594	@	Gartner, Inc.	474,147	0.3
35,195	@	Integrated Device Technology, Inc.	841,512	0.5
8,226		InterDigital, Inc.	691,395	0.4
11,275		j2 Global, Inc.	918,010	0.6
11,802		LogMeIn, Inc.	1,082,834	0.7
6,616	@	Manhattan Associates, Inc.	331,792	0.2
28,665	@,L	Match Group, Inc.	463,226	0.3
11,905		Maxim Integrated Products	527,392	0.3
3,654	@	Microsemi Corp.	189,350	0.1
4,729		Monolithic Power Systems, Inc.	416,010	0.3
23,534		National Instruments Corp.	758,736	0.5
22,262	@	Netscout Systems, Inc.	822,581	0.5
32,965	@	NeuStar, Inc.	1,092,790	0.7
38,112	@	ON Semiconductor Corp.	576,635	0.3
7,907		Paychex, Inc.	485,648	0.3
5,171		Plantronics, Inc.	276,959	0.2
4,487	@	PTC, Inc.	241,804	0.1
4,133	@	Red Hat, Inc.	342,254	0.2
12,108		Science Applications International Corp.	1,053,033	0.6
5,803	@	Synaptics, Inc.	308,429	0.2
3,222	@	Synopsys, Inc.	230,180	0.1
29,764	@	Trimble, Inc.	923,577	0.6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,670	@	Tyler Technologies, Inc.	$253,256	0.2
10,840	@	Vantiv, Inc.	708,719	0.4
18,752	@	Versum Materials, Inc.	568,373	0.3
41,581		Vishay Intertechnology, Inc.	659,059	0.4
3,278	@	WEX, Inc.	364,612	0.2
			30,139,182	18.1

		Materials: 7.8%
17,484	@	Berry Plastics Group, Inc.	879,970	0.5
6,004		Cabot Corp.	348,112	0.2
19,501		Chemours Co.	656,404	0.4
57,292		Commercial Metals Co.	1,210,580	0.7
4,063		Compass Minerals International, Inc.	307,975	0.2
15,940	@	Crown Holdings, Inc.	854,225	0.5
5,037		Greif, Inc. - Class A	287,260	0.2
12,534		Minerals Technologies, Inc.	968,251	0.6
29,298		Olin Corp.	910,582	0.5
19,120		Packaging Corp. of America	1,767,262	1.1
19,292		PolyOne Corp.	649,755	0.4
10,390		Reliance Steel & Aluminum Co.	879,513	0.5
5,757		RPM International, Inc.	306,791	0.2
34,263		Steel Dynamics, Inc.	1,254,026	0.8
1,752		Valspar Corp.	194,857	0.1
23,620		Valvoline, Inc.	529,560	0.3
20,600		Worthington Industries, Inc.	1,010,430	0.6
			13,015,553	7.8

		Real Estate: 10.5%
1,455		Alexandria Real Estate Equities, Inc.	173,596	0.1
10,118		Camden Property Trust	856,489	0.5
37,198		Care Capital Properties, Inc.	977,935	0.6
37,488		Cousins Properties, Inc.	320,522	0.2
18,885		CyrusOne, Inc.	961,247	0.6
12,424		DCT Industrial Trust, Inc.	594,364	0.4
6,773		Duke Realty Corp.	173,660	0.1
8,804		Equity Lifestyle Properties, Inc.	700,974	0.4
34,939		First Industrial Realty Trust, Inc.	939,859	0.6
26,432		Gaming and Leisure Properties, Inc.	845,824	0.5
7,881		Hospitality Properties Trust	250,458	0.1
10,620		Kilroy Realty Corp.	819,333	0.5
39,824		LaSalle Hotel Properties	1,150,914	0.7
21,414		Liberty Property Trust	844,568	0.5
6,583		Life Storage, Inc.	583,451	0.3
89,896		Medical Properties Trust, Inc.	1,206,404	0.7
33,456		Omega Healthcare Investors, Inc.	1,092,004	0.7
12,659		Senior Housing Properties Trust	259,510	0.2
36,257		Tanger Factory Outlet Centers, Inc.	1,228,025	0.7
10,922		Taubman Centers, Inc.	761,919	0.5
42,981	@	Uniti Group, Inc.	1,245,160	0.7
25,343		Urban Edge Properties	702,761	0.4
50,873		Washington Prime Group, Inc.	471,593	0.3
7,147		Weingarten Realty Investors	253,504	0.2
			17,414,074	10.5

		Utilities: 5.5%
3,017		Atmos Energy Corp.	236,201	0.1
19,799		Black Hills Corp.	1,284,559	0.8
7,846	@	Energen Corp.	411,915	0.2
55,282		Great Plains Energy, Inc.	1,606,495	1.0
14,436		Hawaiian Electric Industries	480,430	0.3
5,441		Idacorp, Inc.	451,222	0.3
10,859		MDU Resources Group, Inc.	294,388	0.2
24,637		National Fuel Gas Co.	1,485,611	0.9
2,711		ONE Gas, Inc.	177,706	0.1
6,838		Southwest Gas Corp.	584,854	0.3
33,021		UGI Corp.	1,592,603	1.0
4,586		Vectren Corp.	258,421	0.1
5,034		Westar Energy, Inc.	271,735	0.2
			9,136,140	5.5

	Total Common Stock
	(Cost $145,188,749)		163,592,058	98.3

EXCHANGE-TRADED FUNDS: 0.6%
5,855		iShares S&P MidCap 400 Index Fund	1,009,695	0.6

	Total Exchange-Traded Funds
	(Cost $924,721)		1,009,695	0.6

	Total Long-Term Investments
	(Cost $146,113,470)		164,601,753	98.9

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 1.3%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 02/28/17, 0.55%, due 03/01/17 (Repurchase Amount $1,000,015, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/02/17-02/01/49)	$1,000,000	0.6
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/28/17, 0.57%, due 03/01/17 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 08/15/43-09/09/49)	1,000,000	0.6
181,280	Nomura Securities, Repurchase Agreement dated 02/28/17, 0.53%, due 03/01/17 (Repurchase Amount $181,283, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $184,906, due 03/08/17-03/20/66)	181,280	0.1
		2,181,280	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
710,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $710,000)	710,000	0.4

	Total Short-Term Investments
	(Cost $2,891,280)	2,891,280	1.7

	Total Investments in Securities (Cost $149,004,750)	$167,493,033	100.6
	Liabilities in Excess of Other Assets	(1,033,839)	(0.6)
	Net Assets	$166,459,194	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2017.

Cost for federal income tax purposes is $149,019,521.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,477,095
Gross Unrealized Depreciation	(3,003,583)

Net Unrealized Appreciation	$18,473,512

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$163,592,058	$–	$–	$163,592,058
Exchange-Traded Funds	1,009,695	–	–	1,009,695
Short-Term Investments	710,000	2,181,280	–	2,891,280
Total Investments, at fair value	$165,311,753	$2,181,280	$–	$167,493,033

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Consumer Discretionary: 13.4%
251,881	@,L	Acushnet Holdings Corp.	4,410,436	0.6
194,315		AMC Entertainment Holdings, Inc.	6,091,775	0.9
411,090		American Eagle Outfitters, Inc.	6,515,776	1.0
210,742	@	Belmond Ltd.	2,729,109	0.4
98,058	L	Big Lots, Inc.	5,034,298	0.7
126,341		Caleres, Inc.	3,773,806	0.6
95,075		Cheesecake Factory	5,804,329	0.9
42,718		Childrens Place Retail Stores, Inc.	4,327,333	0.6
298,488		ClubCorp Holdings, Inc.	5,104,145	0.7
85,652	@	Dave & Buster's Entertainment, Inc.	4,898,438	0.7
21,523	@	Helen of Troy Ltd.	2,102,797	0.3
179,105	@	Imax Corp.	5,794,047	0.9
66,975		Jack in the Box, Inc.	6,276,227	0.9
60,694		Marriott Vacations Worldwide Corp.	5,700,987	0.8
144,400	@	Meritage Homes Corp.	5,133,420	0.8
78,785		Monro Muffler Brake, Inc.	4,530,138	0.7
39,786		Papa John's International, Inc.	3,139,911	0.5
33,372		Pool Corp.	3,828,102	0.6
260,682		Red Rock Resorts, Inc.	5,727,184	0.8
			90,922,258	13.4

		Consumer Staples: 2.5%
357,004	@,L	Amplify Snack Brands, Inc.	3,577,180	0.5
316,136	@	Hostess Brands, Inc.	4,814,752	0.7
242,420	@	Performance Food Group Co.	5,721,112	0.9
110,340		Vector Group Ltd.	2,513,545	0.4
			16,626,589	2.5

		Energy: 3.6%
142,135	@	Carrizo Oil & Gas, Inc.	4,626,494	0.7
264,954	@,L	Cloud Peak Energy, Inc.	1,322,120	0.2
40,237	@,L	Dril-Quip, Inc.	2,468,540	0.4
189,986	@	Forum Energy Technologies, Inc.	4,122,696	0.6
212,009	@	Laredo Petroleum, Inc.	2,932,085	0.4
228,189	@	QEP Resources, Inc.	3,139,881	0.4
218,342	@	Unit Corp.	5,925,802	0.9
			24,537,618	3.6

		Financials: 19.8%
177,767		Bank of NT Butterfield & Son Ltd.	5,795,204	0.9
97,642		Bank of the Ozarks, Inc.	5,343,947	0.8
101,875		Banner Corp.	5,920,975	0.9
209,011		Centerstate Banks, Inc.	5,164,662	0.8
120,389		Chemical Financial Corp.	6,413,122	0.9
173,855		CNO Financial Group, Inc.	3,635,308	0.5
6,632	@	Enstar Group Ltd.	1,284,950	0.2
52,855		Evercore Partners, Inc.	4,204,615	0.6
108,806		First American Financial Corp.	4,251,050	0.6
139,268		Great Western Bancorp, Inc.	5,952,314	0.9
108,149		Horace Mann Educators Corp.	4,531,443	0.7
49,031		Houlihan Lokey, Inc.	1,543,986	0.2
408,526		Investors Bancorp, Inc.	5,976,735	0.9
139,886		MB Financial, Inc.	6,297,668	0.9
433,760		OM Asset Management Plc	6,467,362	1.0
91,093		Pinnacle Financial Partners, Inc.	6,321,854	0.9
43,199		Primerica, Inc.	3,488,319	0.5
309,105		Radian Group, Inc.	5,752,444	0.9
280,550		Redwood Trust, Inc.	4,592,604	0.7
144,550		Renasant Corp.	5,932,332	0.9
162,772	@	Seacoast Banking Corp. of Florida	3,781,194	0.6
111,420		Selective Insurance Group	4,935,906	0.7
87,598		Simmons First National Corp.	5,036,885	0.7
199,110		Sterling Bancorp/DE	4,927,973	0.7
81,408	@	Stifel Financial Corp.	4,392,776	0.6
106,180		Webster Financial Corp.	5,832,467	0.9
128,979		WSFS Financial Corp.	5,881,442	0.9
			133,659,537	19.8

		Health Care: 9.3%
102,912	@	Amedisys, Inc.	4,962,417	0.7
147,928	@	AMN Healthcare Services, Inc.	6,087,237	0.9
57,165	@	Charles River Laboratories International, Inc.	4,971,640	0.7
26,708	@	Cynosure, Inc.	1,762,728	0.3
95,226	@,L	Exact Sciences Corp.	2,049,263	0.3
74,586	@	Exelixis, Inc.	1,605,837	0.3
173,935	@,L	Halozyme Therapeutics, Inc.	2,229,847	0.3
38,181	@	HealthEquity, Inc.	1,668,510	0.3
131,233		Healthsouth Corp.	5,553,781	0.8
73,925		Hill-Rom Holdings, Inc.	4,912,316	0.7
89,463	@	Horizon Pharma PLC	1,435,881	0.2
106,785	@	Impax Laboratories, Inc.	1,521,686	0.2
88,657	@	Integer Holdings Corp.	3,204,951	0.5
12,816	@,L	Ligand Pharmaceuticals, Inc.	1,340,938	0.2
38,960	@	Masimo Corp.	3,520,426	0.5
54,423	@,L	Myovant Sciences Ltd.	593,211	0.1
84,113	@	NuVasive, Inc.	6,288,288	0.9
64,106		Owens & Minor, Inc.	2,312,944	0.4
35,779	@,L	Pacira Pharmaceuticals, Inc.	1,563,542	0.2
85,475	@	Prestige Brands Holdings, Inc.	4,839,594	0.7
12,126	@	Sage Therapeutics, Inc.	817,292	0.1
			63,242,329	9.3

		Industrials: 13.0%
119,502		ABM Industries, Inc.	4,874,487	0.7

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
185,971		Actuant Corp.	$4,937,530	0.7
94,263	@	Atlas Air Worldwide Holdings, Inc.	5,358,852	0.8
123,870		Barnes Group, Inc.	6,207,126	0.9
110,397	@	Beacon Roofing Supply, Inc.	5,016,440	0.7
45,197		Curtiss-Wright Corp.	4,421,622	0.7
18,251	@	Esterline Technologies Corp.	1,622,514	0.2
159,948		Healthcare Services Group, Inc.	6,618,648	1.0
133,446	@	On Assignment, Inc.	6,297,317	0.9
51,887		Orbital ATK, Inc.	4,795,396	0.7
66,561		Regal-Beloit Corp.	4,955,466	0.7
142,379	@	SPX FLOW, Inc.	4,840,886	0.7
44,611	@	Teledyne Technologies, Inc.	5,862,331	0.9
113,115		Tetra Tech, Inc.	4,552,879	0.7
65,936		Toro Co.	3,970,007	0.6
32,173		Universal Forest Products, Inc.	3,082,495	0.5
80,559		Watts Water Technologies, Inc.	5,151,748	0.8
75,222		Woodward, Inc.	5,299,390	0.8
			87,865,134	13.0

		Information Technology: 17.5%
131,881	@	Blackhawk Network Holdings, Inc.	4,807,062	0.7
150,229	@	Bottomline Technologies de, Inc.	3,748,213	0.6
46,004	@	CACI International, Inc.	5,768,902	0.8
121,931	@	Cardtronics plc	5,374,718	0.8
23,808	@	Coherent, Inc.	4,346,865	0.6
113,144	@	Commvault Systems, Inc.	5,549,713	0.8
93,312	@	Cornerstone OnDemand, Inc.	3,897,642	0.6
355,811		Cypress Semiconductor Corp.	4,721,612	0.7
191,831		Diebold Nixdorf, Inc.	5,793,296	0.9
113,695	@	Electronics for Imaging, Inc.	5,237,929	0.8
61,508	@	Euronet Worldwide, Inc.	5,091,632	0.7
51,537		Fair Isaac Corp.	6,703,418	1.0
90,838		Flir Systems, Inc.	3,334,663	0.5
56,521		j2 Global, Inc.	4,601,940	0.7
36,527		Littelfuse, Inc.	5,897,284	0.9
175,616	@,L	Match Group, Inc.	2,837,955	0.4
88,462	@	Microsemi Corp.	4,584,101	0.7
12,957		MKS Instruments, Inc.	849,979	0.1
302,033	@,L	NeoPhotonics Corp.	3,065,635	0.5
105,874	@	Netscout Systems, Inc.	3,912,044	0.6
500,806	@	Photronics, Inc.	5,358,624	0.8
72,265	@	Plexus Corp.	4,051,899	0.6
42,707	@	Proofpoint, Inc.	3,364,030	0.5
58,044	@	Super Micro Computer, Inc.	1,509,144	0.2
158,905	@	Veeco Instruments, Inc.	4,346,052	0.6
152,516	@	Verint Systems, Inc.	5,757,479	0.8
125,188	@	Virtusa Corp.	3,882,080	0.6
			118,393,911	17.5

		Materials: 6.2%
138,339		Carpenter Technology Corp.	5,611,030	0.8
278,650		Commercial Metals Co.	5,887,874	0.9
94,661		HB Fuller Co.	4,677,200	0.7
21,376		Kaiser Aluminum Corp.	1,685,070	0.3
148,358		KapStone Paper and Packaging Corp.	3,352,891	0.5
74,035		Minerals Technologies, Inc.	5,719,204	0.8
180,672		Olin Corp.	5,615,286	0.8
80,493		PolyOne Corp.	2,711,004	0.4
118,199	L	Valvoline, Inc.	2,650,021	0.4
84,732		Worthington Industries, Inc.	4,156,105	0.6
			42,065,685	6.2

		Real Estate: 6.2%
242,853		Easterly Government Properties, Inc.	5,019,772	0.7
192,524		Gramercy Property Trust	5,382,971	0.8
149,152		Hudson Pacific Properties, Inc.	5,455,980	0.8
199,130		Kennedy-Wilson Holdings, Inc.	4,390,817	0.6
135,194		LaSalle Hotel Properties	3,907,107	0.6
26,884		Life Storage, Inc.	2,382,729	0.4
138,670		QTS Realty Trust, Inc.	7,294,042	1.1
192,962		STAG Industrial, Inc.	4,984,208	0.7
117,095		Urban Edge Properties	3,247,044	0.5
			42,064,670	6.2

		Telecommunication Services: 0.9%
139,176		Cogent Communications Holdings, Inc.	5,768,845	0.9

		Utilities: 1.9%
78,373		Black Hills Corp.	5,084,840	0.8
41,253		Idacorp, Inc.	3,421,111	0.5
91,886		Portland General Electric Co.	4,165,193	0.6
			12,671,144	1.9

	Total Common Stock
	(Cost $545,224,520)		637,817,720	94.3

EXCHANGE-TRADED FUNDS: 2.0%
96,747		iShares Russell 2000 ETF	13,335,606	2.0

	Total Exchange-Traded Funds
	(Cost $11,487,449)		13,335,606	2.0

	Total Long-Term Investments
	(Cost $556,711,969)		651,153,326	96.3

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
	Securities Lending Collateralcc: 2.1%
3,462,681	Daiwa Capital Markets, Repurchase Agreement dated 02/28/17, 0.55%, due 03/01/17 (Repurchase Amount $3,462,733, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,531,935, due 03/02/17-02/01/49)	$3,462,681	0.5
3,462,681	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/28/17, 0.57%, due 03/01/17 (Repurchase Amount $3,462,735, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $3,531,935, due 08/15/43-09/09/49)	3,462,681	0.5
3,462,681	NBC Global Finance Ltd., Repurchase Agreement dated 02/28/17, 0.65%, due 03/01/17 (Repurchase Amount $3,462,743, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $3,531,935, due 08/15/21-09/09/49)	3,462,681	0.5
712,356	Nomura Securities, Repurchase Agreement dated 02/28/17, 0.53%, due 03/01/17 (Repurchase Amount $712,366, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $726,603, due 03/08/17-03/20/66)	712,356	0.1
3,479,100	State of Wisconsin Investment Board, Repurchase Agreement dated 02/28/17, 0.67%, due 03/01/17 (Repurchase Amount $3,479,164, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,544,049, due 01/15/19-02/15/46)	3,479,100	0.5
		14,579,499	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
30,188,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $30,188,000)	30,188,000	4.5

	Total Short-Term Investments
	(Cost $44,767,499)	44,767,499	6.6

	Total Investments in Securities (Cost $601,479,468)	$695,920,825	102.9
	Liabilities in Excess of Other Assets	(19,505,059)	(2.9)
	Net Assets	$676,415,766	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2017.

Cost for federal income tax purposes is $601,656,489.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$109,106,038
Gross Unrealized Depreciation	(14,841,702)

Net Unrealized Appreciation	$94,264,336

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$637,817,720	$–	$–	$637,817,720
Exchange-Traded Funds	13,335,606	–	–	13,335,606
Short-Term Investments	30,188,000	14,579,499	–	44,767,499
Total Investments, at fair value	$681,341,326	$14,579,499	$–	$695,920,825

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 27, 2017